Balance Sheet (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 2,064,456	$ 1,518,684	$ 4,901	$ 0
Restricted cash	3,500,000		0
Prepaid expenses and other current assets	48,439	73,207	0
Deferred expenses, current	1,500,000		0
Total current assets	7,112,895	1,591,891	4,901
Property and equipment, net	3,748		0
Deferred expenses	12,400,813	13,510,178	0
Patents, net	8,869,595	9,162,409	0
Deposits and other assets	41,073	20,399	4,239
Total assets	28,428,124	24,284,877	9,140	0
Current liabilities
Accounts payable	409,596	602,564	108,742
Accrued interest on notes payable	9,222	6,935	0	12,783
Short-term notes payable, related party		3,100,000
Convertible notes payable, net of discount, current	2,942,199		0
Total current liabilities	3,361,017	3,709,499	108,742
Guaranteed payments	13,900,813	13,510,178	0
Derivative liabilities	655,280	591,901	0
Convertible notes payable, net of discount	4,773,629	2,327,217	0
Total liabilities	22,690,739	20,138,795	108,742	12,783
Redeemable convertible preferred stock, $0.0001 par value, 10,000,000 shares authorized, 6,176,748 shares designated, issued and outstanding at March 31, 2014 (aggregate liquidation preference of $26,560,016)	3,392,950	3,392,950	0
Stockholders' equity
Common stock, $0.0001 par value; 125,000,000 shares authorized, 12,901,103 and 5,000,000 shares issued and outstanding at March 31, 2014 and 2013, respectively	1,290	1,150	500
Additional paid-in capital	12,499,789	5,483,054	(500)
Deficit accumulated during development stage	(10,156,644)	(4,731,072)	(99,602)	(12,783)
Total stockholders' equity	2,344,435	753,132	(99,602)	(12,783)
Total liabilities, redeemable convertible preferred stock and stockholders' equity	$ 28,428,124	$ 24,284,877	$ 9,140	$ 0